Subsequent Events (Details Narrative) - USD ($)				12 Months Ended
	Feb. 28, 2022	Jan. 31, 2022	Mar. 22, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 29, 2020
Common stock shares issued, value						$ 1,102,700
Principal balance of notes payable					$ 1,675,535	$ 942,200		$ 184,820
Accrued Interest payable							$ 54,247
Number of options issued					187,116	37,116	5,116
Options exercise price
Paycheck Protection Program [Member]
Debt instrument bearing interest			1.00%
Proceeds from loan			$ 1,025,535
Debt instrument, maturity date description			March 2026
Common Stock [Member]
Common stock shares issued, shares						1,102,700
Common stock shares issued, value						$ 1,103
Subsequent Event [Member]
Accrued Interest payable	$ 9,743
Note payable forgiveness				$ 1,035,278
Subsequent Event [Member] | President And Cofounder [Member]
Principal balance of notes payable		$ 78,813
Debt instrument bearing interest		1.00%
Subsequent Event [Member] | Director [Member]
Principal balance of notes payable		$ 62,101
Debt instrument bearing interest		1.00%
Subsequent Event [Member] | Employees and Board of Directors [Member]
Common stock shares issued, shares	321,433
Common stock shares issued, value	$ 161,717
Options exercise price	$ 0.50
Subsequent Event [Member] | Employees [Member]
Number of options issued	461,000
Options exercise price	$ 1.25
Fair value of options issued	$ 243,000
Subsequent Event [Member] | Merger Agreement [Member]
Share price	$ 0.50	$ 0.50
Subsequent Event [Member] | Merger Agreement [Member] | Common Stock [Member]
Common stock shares issued, shares		600,000
Common stock shares issued, value		$ 300,000